Consolidated Statements of Stockholders' Deficit (USD $)	Total	Common Class A [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]
Balance at Dec. 31, 2011	$ (899,645)	$ 45	$ 9,326,973	$ (10,296,756)	$ 47,206	$ 22,886	$ 1
Balance (in Shares) at Dec. 31, 2011		4,456,912				2	1
Exchange of shares of swk for shares of silver sun technologies, inc		227	46,979		(47,206)
Exchange of shares of swk for shares of silver sun technologies, inc (in Shares)		22,664,678
Conversion of Series A Preferred Stock to common stock		24	22,862			(22,886)
Conversion of Series A Preferred Stock to common stock (in Shares)	2,385,650	2,385,650				(2)
Conversion of convertible promissory note to common stock	43,946	868	43,708
Conversion of convertible promissory note to common stock (in Shares)		86,793,693
Share-based compensation	1,136,258		1,136,258
Issuance of warrants for services	105,080		105,080
Issuance of common stock for services		6	34,994
Issuance of common stock for services (in Shares)	35,000	650,000
Net loss	(1,235,170)			(1,235,170)
Balance at Dec. 31, 2012	(814,531)	1,170	10,716,224	(11,531,926)			1
Balance (in Shares) at Dec. 31, 2012		116,950,933					1
Conversion of Series A Preferred Stock to common stock (in Shares)	210,526
Share-based compensation	17,616		17,616
Issuance of warrants for services	28,528		28,528
Common stock issued in a cashless exercise of warrants		2	(2)
Common stock issued in a cashless exercise of warrants (in Shares)		210,526
Issuance of common stock for repayment of accrued liabilities	25,000	2	24,998
Issuance of common stock for repayment of accrued liabilities (in Shares)		215,517
Issuance of common stock for services	21,000	3	20,997
Issuance of common stock for services (in Shares)	300,000	300,000
Net loss	322,548			322,548
Balance at Dec. 31, 2013	$ (399,839)	$ 1,177	$ 10,808,361	$ (11,209,378)			$ 1
Balance (in Shares) at Dec. 31, 2013		117,676,976					1